The table below presents financial assets and liabilities subject to net settlement: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross amount	R$ 222,694,031	R$ 222,574,700
Interbank Investments [Member]
IfrsStatementLineItems [Line Items]
Gross amount	109,054,313	67,500,239
Net amount	109,054,313	67,500,239
Derivative Financial Instruments Assets [Member]
IfrsStatementLineItems [Line Items]
Gross amount	16,258,496	22,184,725
Net amount	16,258,496	22,184,725
Securities sold under agreements to repurchase [Member]
IfrsStatementLineItems [Line Items]
Gross amount	222,694,031	222,574,700
Net amount	222,694,031	222,574,700
Derivative Financial Instruments Liabilities [Member]
IfrsStatementLineItems [Line Items]
Gross amount	13,341,324	14,265,283
Net amount	R$ 13,341,324	R$ 14,265,283